[ROPES & GRAY LOGO]       [ROPES & GRAY LLP LETTERHEAD]


May 3, 2004                                          Joel A. Wattenbarger
                                                     (212) 841-0678
                                                     jwattenbarger@ropesgray.com
VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549-0505


Re: Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2
    (the "Fund") (File Nos. 333-113551 and 811-21477)

Ladies and Gentlemen:

    Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, we are filing today through EDGAR Pre-Effective Amendment No. 1 to the initial Registration Statement on Form N-2 filed on behalf of the Fund on March 12, 2004. This filing has been marked to indicate the changes made from the initial Registration Statement.

    This Pre-Effective Amendment No. 1 reflects responses to the comment letter of the staff provided to us on April 16, 2004.

    Please direct any questions or comments regarding this filing to me at
(212) 841-0678, or in my absence to Michael Pereira at (212) 841-5758. Thank you for your attention in this matter.


Best regards,

/s/ Joel A. Wattenbarger

Joel A Wattenbarger